Staff numbers and costs	12 Months Ended
Dec. 31, 2020
Staff numbers and costs [Abstract]
Staff numbers and costs
4.	Staff numbers and costs

The average number of persons employed by the Group (including the Board) during the year, analyzed by category, was as follows:

	2020 No. of employees	2019 No. of employees	2018 No. of employees
Research	177	284	299
Development	96	108	95
Corporate	56	67	67
Total	329	459	461

The aggregate staff costs of these persons were as follows:

	2020 £’000	2019 £’000	2018 £’000
Wages and salaries	29,038	31,920	29,501
Social security costs	2,131	2,767	2,731
Share-based payments (Note 25)	8,162	3,056	666
Contributions to defined contribution plans (Note 27)	1,035	1,213	981
	40,366	38,956	33,879

During the year ended December 31, 2020, the Group undertook a corporate restructure incurring costs of £1.2 million. The restructure was completed in the second quarter of 2020 and reduced the overall headcount, at that time, by 78 employees